Patents and other intangibles (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) patent	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 914,204
Charge	(181,991)	$ (163,147)	$ (71,095)
Ending balance	$ 889,820	914,204
Number of patents | patent	6
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 615,103
Ending balance	674,336	615,103
Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	299,101
Ending balance	215,484	299,101
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,373,897	991,509
Additions during the period	157,607	382,388
Ending balance	1,531,504	1,373,897	991,509
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	990,391	899,413
Additions during the period	157,607	90,978
Ending balance	1,147,998	990,391	899,413
Cost | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	383,506	92,096
Additions during the period	0	291,410
Ending balance	383,506	383,506	92,096
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(459,693)	(296,546)
Charge	(181,991)	(163,147)
Ending balance	(641,684)	(459,693)	(296,546)
Accumulated depreciation | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(375,288)	(296,546)
Charge	(98,374)	(78,742)
Ending balance	(473,662)	(375,288)	(296,546)
Accumulated depreciation | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(84,405)	0
Charge	(83,617)	(84,405)
Ending balance	$ (168,022)	$ (84,405)	$ 0